Annual Total Returns[BarChart] - Invesco VI Conservative Balanced Fund - Series I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.72%	12.34%	13.17%	8.20%	0.83%	5.26%	9.25%	(5.32%)	17.51%	14.86%